CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash	$ 2,397	$ 60,209	$ 37,890
Accounts receivable			238
Prepaid expenses	15,268	12,130	12,671
Total current assets	17,665	72,339	50,799
Property and equipment - net	1,398	14,647	68,094
Other assets:
Capitalized software costs	241,127	161,931	252,001
Website development costs	27,084	38,750	40,000
Security deposit	9,454	9,454	9,454
Total other assets	277,665	210,135	301,455
Total assets	296,728	297,121	420,348
Current liabilities:
Current portion of long term debt and capital leases		6,002	47,991
Current portion of 10% convertible notes payable	114,034	114,034	233,832
Due to stockholder		195,686	307,838
Accounts payable	476,472	370,126	295,771
Accrued expenses	271,230	201,234	501,727
Total current liabilities	1,521,861	1,988,279	3,302,475
Other liabilities:
Dividends payable	324,632	90,840
Obligations under capital lease, net of current portion			5,735
Deferred rent	2,003	3,849	7,541
Total liabilities	1,848,496	2,082,968	3,315,751
Preferred stock - $.0001 par value, authorized - 25,000,000 shares;
Common stock	16,514	14,514	7,921
Additional paid-in capital	43,348,562	40,926,795	26,470,579
Accumulated deficit	(44,916,911)	(42,727,234)	(29,374,015)
Total stockholders' deficit	(1,551,768)	(1,785,847)	(2,895,403)
Total liabilities and stockholders' deficit	296,728	297,121	420,348
Series A Preferred stock
Preferred stock - $.0001 par value, authorized - 25,000,000 shares;
Preferred stock	16	27	90
Series B Preferred stock
Preferred stock - $.0001 par value, authorized - 25,000,000 shares;
Preferred stock	51	51	22
Convertible Notes Payable
Current liabilities:
Short term bridge notes payable	660,125	976,407	1,642,249
Non Convertible Notes Payable
Current liabilities:
Short term bridge notes payable		$ 124,790	$ 273,067